Warrants - Schedule of Fair Value of Warrants Liabilities (Details)	Sep. 30, 2024 $ / shares Y	Dec. 31, 2023 $ / shares Y
Fair Value of Warrants | Minimum
Warrants
Warrants measurement input	1.65	13.95
Fair Value of Warrants | Maximum
Warrants
Warrants measurement input	9.60	30.15
Exercise price | Minimum
Warrants
Warrants measurement input	3.90	7.95
Exercise price | Maximum
Warrants
Warrants measurement input	7.35	14.40
Risk free interest rate | Minimum
Warrants
Warrants measurement input	0.0351	0.0409
Risk free interest rate | Maximum
Warrants
Warrants measurement input	0.0450	0.0474
Expected dividend yield
Warrants
Warrants measurement input	0	0
Expected volatility | Minimum
Warrants
Warrants measurement input	0.7919	0.7908
Expected volatility | Maximum
Warrants
Warrants measurement input	0.7959	0.9290
Expected term
Warrants
Warrants measurement input | Y		3
Expected term | Minimum
Warrants
Warrants measurement input | Y	1
Expected term | Maximum
Warrants
Warrants measurement input | Y	3